Segment information (Tables)	12 Months Ended
Jun. 30, 2018
Segment information
Schedule of revenue from main components

	2018 £'000	2017 £'000	2016 £'000
Commercial	276,099	275,471	268,318
Broadcasting	204,137	194,098	140,440
Matchday	109,786	111,635	106,587

	590,022	581,204	515,345

Schedule of revenue derived from entities accounting for more than 10% of revenue
	2018 £'000	2017 £'000	2016 £'000
Premier League	155,932	147,875	99,767
adidas	79,015	79,214	72,746
General Motors (Chevrolet)	<10%	59,396	58,896